Document And Entity Information	Nov. 04, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	OnKure Therapeutics, Inc.
Entity Central Index Key	0001637715
Entity Emerging Growth Company	true
Entity File Number	001-40315
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	6707 Winchester Circle, #400
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(720)
Local Phone Number	307-2892
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OKUR
Security Exchange Name	NASDAQ